Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund	May 31, 2019 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.85%
Corporate Revenue Bond - 0.32%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A
4.50% 10/1/37 (AMT)#	255,000$	256,709
		256,709
Education Revenue Bonds - 15.18%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/32	425,000	437,414
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	494,904
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	327,417
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A
5.00% 11/1/38	400,000	435,152
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	420,000	445,389
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	563,872
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project) Series A 5.00% 7/1/31	500,000	529,585
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	557,550
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/32	525,000	601,204
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	512,926
5.00% 10/1/35	555,000	651,936
(St. Catherine University) Series A 5.00% 10/1/35	565,000	660,411
(St. Johns University) Series 8-I 5.00% 10/1/31	130,000	151,180
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	147,124
Series 8-G 5.00% 12/1/32	125,000	146,846
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,015,470
(University of St. Thomas)
4.00% 10/1/36	300,000	338,631
5.00% 10/1/34	350,000	433,020
5.00% 10/1/35	750,000	924,443
Series 7-U 4.00% 4/1/26	1,400,000	1,516,956
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	325,000	341,994

NQ- 309 [5/19] 7/19 (891241) 1

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	340,000	$355,062
(Great River School Project) Series A 144A
5.25% 7/1/33 #	140,000	149,776
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	275,186
		12,013,448
Electric Revenue Bonds - 10.16%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,154,064
Series E 5.00% 1/1/23	1,000,000	1,084,600
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	296,897
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	580,710
Series A 5.00% 10/1/30	240,000	277,985
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/29	150,000	177,659
5.00% 1/1/30	235,000	282,334
5.00% 1/1/31	350,000	409,353
Series A 5.00% 1/1/25	200,000	222,344
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	368,253
Series A 5.00% 12/1/29	500,000	610,830
Series A 5.00% 12/1/31	575,000	693,490
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	425,000	471,168
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	1,250,000	1,417,325
		8,047,012
Healthcare Revenue Bonds - 32.01%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.375% 11/1/34	270,000	291,014
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. - Orchard Path Project)
5.00% 9/1/43	535,000	574,044

2 NQ- 309 [5/19] 7/19 (891241)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	500,000	$503,505
3rd Tier Series C 5.00% 1/1/32	420,000	425,036
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities
Project) Series A 5.50% 12/1/48	250,000	259,437
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	250,000	264,167
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	600,000	674,976
Crookston Health Care Facilities Revenue
(RiverView Health Project) 5.00% 5/1/38	400,000	432,592
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project) Series A 144A
5.00% 8/1/36 #	480,000	499,723
Duluth Economic Development Authority
(Essentia Health Obligated Group) Series A
5.00% 2/15/37	750,000	877,837
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	750,000	820,313
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	282,231
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	603,334	616,203
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	536,430
5.00% 5/1/28	1,000,000	1,205,980
(North Memorial Health Care) 5.00% 9/1/31	320,000	362,198
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	579,830
Series A 5.00% 11/15/34	500,000	578,220
Series A 5.00% 11/15/49	1,000,000	1,172,070

NQ- 309 [5/19] 7/19 (891241) 3

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	530,000	$548,401
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/27	1,205,000	1,487,259
(Children’s Health Care) Series A 5.25% 8/15/25	1,000,000	1,041,360
Minnesota Agricultural & Economic Development Board
Revenue
(Essenthia Health Obligated Group) Series C-1
5.50% 2/15/25 (AGC)	2,500,000	2,568,325
Rochester Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 •	925,000	990,869
(Olmsted Medical Center Project) 5.125% 7/1/20	430,000	439,150
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.00% 9/1/21	1,050,000	1,122,744
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	591,123
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.00% 5/1/48	810,000	967,780
Unrefunded Balance 5.125% 5/1/30	360,000	371,128
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Unrefunded Balance Series A-2
5.25% 11/15/28	975,000	992,287
(Fairview Health Services) Series A 5.00% 11/15/47	275,000	319,927
(HealthPartners Obligated Group Project)
5.00% 7/1/32	1,000,000	1,141,960
5.00% 7/1/33	200,000	227,294
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Episcopal Homes Project) 5.00% 5/1/33	500,000	514,990
West St. Paul, Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
5.00% 11/1/37	500,000	533,825
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	523,175
		25,337,403
Housing Revenue Bond - 0.38%
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program) 5.50% 7/1/45	285,000	303,266
		303,266

4 NQ- 309 [5/19] 7/19 (891241)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds - 5.27%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	$1,234,156
Series A 5.00% 6/1/43	715,000	801,250
Series B 5.00% 3/1/27	1,000,000	1,091,450
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio Project) 5.00% 12/1/25	1,000,000	1,044,860
		4,171,716
Local General Obligation Bonds - 7.35%
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	276,893
Hennepin County
Series A 5.00% 12/1/36	1,500,000	1,810,530
Series A 5.00% 12/1/38	1,055,000	1,283,123
Series C 5.00% 12/1/30	1,500,000	1,841,220
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	500,000	605,485
		5,817,251
Pre-Refunded/Escrowed to Maturity Bonds - 7.26%
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project) Series B
6.875% 11/1/34-19§	750,000	773,753
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	471,601
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project) Series A
6.875% 12/1/29-19§	950,000	974,871
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28-19§	1,025,000	1,042,292
St. Paul Housing & Redevelopment Authority Hospital
Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	165,000	198,898
Series A 5.00% 11/15/30-25§	120,000	144,653
University of Minnesota
Series A 5.00% 12/1/23-20§	1,000,000	1,052,500
Series D 5.00% 12/1/26-21§	1,000,000	1,086,820
		5,745,388

NQ- 309 [5/19] 7/19 (891241) 5

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds - 1.77%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/27	100,000	$110,730
Puerto Rico Sales Tax Financing Revenue
(Restructured) Series A1 4.55% 7/1/40	830,000	826,630
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	467,240
		1,404,600
State General Obligation Bonds - 11.02%
Minnesota
Series A 5.00% 8/1/33	285,000	358,008
Series A 5.00% 8/1/34	1,000,000	1,251,270
Series D 5.00% 8/1/26	2,500,000	3,094,175
Series D 5.00% 8/1/27	1,500,000	1,850,895
Series E 5.00% 10/1/26	500,000	621,130
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	432,700
(Various Purposes) Series F 5.00% 10/1/22	1,000,000	1,116,300
		8,724,478
Transportation Revenue Bonds - 6.46%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
Senior Series B 5.00% 1/1/22 (AMT)	1,000,000	1,002,510
Subordinate
Series B 5.00% 1/1/26	710,000	772,615
Series B 5.00% 1/1/31	750,000	809,610
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,019,080
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/26	450,000	508,091
Series A 4.00% 8/1/27	545,000	611,670
Series A 4.00% 8/1/28	350,000	391,213
		5,114,789
Water & Sewer Revenue Bonds - 1.67%
Metropolitan Council General Obligation Wastewater
Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	649,688
Series C 4.00% 3/1/32	585,000	669,246
		1,318,934
Total Municipal Bonds (cost $74,944,341)		78,254,994

6 NQ- 309 [5/19] 7/19 (891241)

(Unaudited)

Total Value of Securities – 98.85%
(cost $74,944,341)	$78,254,994

Receivables and Other Assets Net of Liabilities – 1.15%	910,009
Net Assets Applicable to 7,153,884 Shares Outstanding – 100.00%	$79,165,003

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At May 31, 2019, the aggregate value of Rule 144A securities was $1,248,202, which represents
1.58% of the Fund’s net assets.

§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
May 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
USD – US Dollar

NQ- 309 [5/19] 7/19 (891241) 7